GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Goodwill
a.	Goodwill:

Amount

Balance as of December 31, 2017	$812,012
Acquisition	138,560

Balance as of December 31, 2018	$950,572

Other Intangible Assets, Net

Net other intangible assets consisted of the following:

	Useful	December 31,
	Life	2018	2017
Original amount:
Core technology	8	$44,422	$17,464
Trademarks and trade names	15 – 20	25,520	25,520

		69,942	42,984

Accumulated amortization:
Core technology		9,737	6,927
Trademarks and trade names		19,238	17,662

		28,975	24,589

Other intangible assets, net:
Core technology		34,685	10,537
Trademarks and trade names		6,282	7,858

		$40,967	$18,395

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of other intangible assets as of December 31, 2018 is as follows:

2019	$7,104
2020	6,888
2021	6,888
2022	5,738
2023	4,122
Thereafter	10,227

$40,967